Document and Entity Information	12 Months Ended
Jun. 06, 2012
Risk/Return:
Document Type	Other
Document Period End Date	May 04, 2012
Registrant Name	NUVEEN INVESTMENT TRUST
Central Index Key	0001013881
Amendment Flag	false
Document Creation Date	Jun. 06, 2012
Document Effective Date	Jun. 06, 2012
Prospectus Date	Jun. 06, 2012